Lease right-of-use assets and lease liabilities (Tables)	12 Months Ended
Jun. 30, 2026
Lease Right-of-use Assets And Lease Liabilities
Schedule of operating right of use assets and operating lease liabilities

Operating right-of- use assets are summarized below:

	June 30, 2026	June 30, 2025
Office lease	$2,151,613	$836,697
Less accumulated amortization	(53,790)	(549,375)
Right-of-use, net	$2,097,823	$287,322

Operating lease liabilities are summarized below:

	June 30, 2026	June 30, 2025
Lease liabilities	$2,144,333	$298,560
Less: current portion	295,719	286,378
Long term portion	$1,848,614	$12,182

Schedule of maturity of operating lease liabilities
June 30, 2026
Year ending June 30, 2027	$395,991
Year ending June 30, 2028	489,202
Year ending June 30, 2029	503,877
Year ending June 30, 2030	518,993
Year ending June 30, 2031	488,794
Total future minimum lease payments	2,396,857
Less imputed interest	(290,662)
PV of Payments – operating lease	$2,106,195
Other lease liabilities	38,138
Lease liabilities	2,144,333